Changes in Consolidated Stockholders' Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in Consolidated Stockholders' Equity
Foreign currency translation, tax	$ 3	$ 73	$ 37
Current year actuarial gain (loss), tax	1,276	214	401
Amortization of actuarial (gain) loss, tax	221	173	113
Current year prior service cost, tax	51	3	249
Amortization of prior service (credit) cost, tax	11	12	8
Amortization of transition (asset) obligation, tax	1	1	1
Derivative financial instruments, Gains (losses) deferred, tax	12	29	16
Derivative financial instruments, (Gains) losses reclassified to earnings, tax	21	18	36
Retained interests, Gains (losses) deferred, tax			9
Retained interests, (Gains) losses reclassified to earnings, tax			11
Available-for-sale securities, Gains (losses) deferred, tax	2	25	47
Available-for-sale securities, (Gains) losses reclassified to earnings, tax	1	2	5
Common shares issued from treasury stock for stock-based compensation (in shares)	8,710,630	12,612,514	3,571,268
Common shares issued from treasury stock for benefit plans (in shares)		1,487,481	19,624,810
Impairment losses on securitized retained interest, tax			(8)
Impairment losses on securitized retained interest, net of tax			$ 4